1933 Act/Rule 485(a)

December 1, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Variable Insurance Trust
(formerly, The Phoenix Edge Series Fund)
File Nos. 033-05033 and 811-04642
Post-Effective Amendment No. 61

To The Commission Staff:

On behalf of Virtus Variable Insurance Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 61 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of adding a new series to the Trust, the Virtus Premium AlphaSector Series.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr